Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Clinical trial related costs	$ 40,986	$ 43,707
Personnel compensation and related costs	29,356	21,917
Other research and development expenses	3,632	3,663
Research and development expenses	$ 73,974	$ 69,287